                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                                DATED MAY 1, 2001

MULTIPLE CLASSES OF SHARES

           Effective January 1, 2002, the Trust will issue two classes of shares, Class A shares and Class B shares and all outstanding shares of the Trust will be designated Class A shares. Class A shares and Class B shares are the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.

           CLASS A SHARES AND B SHARE RULE 12b-1 PLANS

           Class A shares of each portfolio (except the Equity Index Trust and the Lifestyle Trusts) are subject to a Rule 12b-1 fee of .15% of Class A share average daily net assets. The Class A 12b-1 plan was approved by Class A shareholders at a meeting held on December 19, 2001. Class B shares of each portfolio (except the Equity Index Trust and the Lifestyle Trusts) are subject to a Rule 12b-1 fee of up to .35% of Class B share average daily net assets. Rule 12b-1 fees will be paid to the Trust's Distributor, Manulife Financial Securities LLC.

         To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

         (i) for any expenses relating to the distribution of the shares of the class,

         (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

         (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

         Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

         Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

TOTAL ANNUALIZED RETURN FOR CLASS B SHARES

         The performance of Class B shares is set forth at the end of this supplement. The performance for Class B Shares is based on the performance of Class A Shares adjusted to reflect the higher Class B Rule 12b-1 fee.

         ADVISORY FEE CHANGES

                  At a shareholders meeting held December 19, 2001, shareholders of the Trust approved new advisory fees for the portfolios of the Trust noted below. (At a shareholders meeting held May 4, 2001, the advisory fee for the Real Estate Securities Trust was also changed as noted below under "May 4, 2001 Shareholders Meeting.")

                                                           Between            Between         Between $500
                                            First       50 million and     $200 million        million and      Excess over
         Portfolio                        $50 million  $ $200 million     and $500 million      $1 billion       $1 billion
         ---------                        ----------   --------------     -----------------     ----------       ----------
Internet Technologies Trust                 1.000%          1.000%             1.000%              1.000%          0.950%
Pacific Rim Emerging Markets Trust          0.700%          0.700%             0.700%              0.600%          0.600%
Science & Technology Trust                  0.950%          0.950%             0.950%              0.900%          0.900%
International Small Cap Trust               0.950%          0.950%             0.850%              0.750%          0.750%
Aggressive Growth Trust                     0.850%          0.850%             0.850%              0.800%          0.800%
Emerging Small Company Trust                0.900%          0.900%             0.900%              0.870%          0.850%
Dynamic Growth Trust                        0.850%          0.850%             0.850%              0.800%          0.800%
Mid Cap Stock Trust                         0.775%          0.775%             0.750%              0.725%          0.725%
All Cap Growth Trust                        0.800%          0.800%             0.800%              0.750%          0.750%
International Stock Trust                   0.850%          0.850%             0.850%              0.800%          0.800%
International Value Trust                   0.850%          0.850%             0.750%              0.700%          0.700%
Growth Trust                                0.700%          0.700%             0.700%              0.650%          0.650%
Quantitative Equity Trust                   0.600%          0.600%             0.600%              0.550%          0.500%
Blue Chip Growth Trust                      0.725%          0.725%             0.725%              0.725%          0.700%
Value Trust                                 0.650%          0.650%             0.625%              0.550%          0.550%
Tactical Allocation Trust                   0.750%          0.750%             0.750%              0.700%          0.700%
Growth & Income Trust                       0.600%          0.600%             0.600%              0.550%          0.500%
Equity-Income Trust                         0.725%          0.725%             0.725%              0.725%          0.700%
High Yield Trust                            0.625%          0.625%             0.625%              0.550%          0.550%
Strategic Bond Trust                        0.625%          0.625%             0.625%              0.550%          0.550%
Global Bond Trust                           0.600%          0.600%             0.600%              0.600%          0.600%
Total Return Trust                          0.600%          0.600%             0.600%              0.600%          0.600%
Investment Quality Bond Trust               0.500%          0.500%             0.500%              0.450%          0.450%
U.S. Government Securities Trust            0.550%          0.550%             0.550%              0.450%          0.450%


Portfolio                                       First $1 billion                     Excess Over $1 billion
---------                                       ----------------                     ----------------------
Global Equity Trust                                  0.750%                                  0.700%
Large Cap Growth                                     0.750%                                  0.700%


         SUBADVISORY ARRANGEMENTS

         The following portfolio manager changes have been made to the Trust portfolios:

                  MILLER ANDERSON & SHERRERD, LLP - HIGH YIELD TRUST

                  Robert Angevine is no longer a member of the team that manages the High Yield Trust. Mr. Angevine was replaced by Chris Roth. Mr. Roth joined Morgan Stanley Asset Management in 1996 and has 14 years of investment experience.

         THE DREYFUS CORPORATION - ALL CAP VALUE TRUST

         Quinn Stills has replaced Timothy Ghriskey as the portfolio manager of the All Cap Value Trust. Mr. Stills joined the Boston Company Asset Management, LLC (the "Boston Company"), an affiliate of The Dreyfus Corporation, as a portfolio manager in 1990. He became a dual employee of The Dreyfus Corporation and the Boston Company in 1996.

         JANUS CAPITAL CORPORATION ("JANUS") - DYNAMIC GROWTH TRUST

         Matthew A. Ankrum no longer manages the Dynamic Growth Trust. The new portfolio manager for this Trust is Jim Goff. Mr. Goff joined Janus in 1988 and has run the Janus Enterprise Fund since its inception in September 1992 and has previously co-managed of Janus Venture Fund.

         CAPITAL GUARDIAN TRUST COMPANY ("CGTC") - DIVERSIFIED BOND TRUST

         James S. Baker has retired from CGTC and no longer manages the Diversified Bond Trust. James R. Mulally and John W. Ressner continue to manage the portfolio.

NAME CHANGE - DAVIS SELECTED ADVISERS, L.P.

         Davis Selected Advisers, L.P. has changed its name to Davis Advisors.

MAY 4, 2001 SHAREHOLDERS MEETING

         A shareholders meeting was held on May 4, 2001 and the following changes were approved by the shareholders of the portfolios noted below. Each of these changes became effective on May 4, 2001.

         Balanced Trust

Manufacturers Adviser Corporation was approved as subadviser to the Balanced Trust.

         Real Estate Securities Trust

                  Advisory Fee Increase

An increase in the advisory fee was approved. The new advisory fee is as follows:

                                                                   $200 MILLION             BETWEEN
                                                 FIRST                  AND               EXCESS OVER
PORTFOLIO                                    $200 MILLION          $500 MILLION          $500 MILLION
Real Estate Securities Trust .............       .800%                 .750%                 .750%

                  Amended and Restated Investment Objective

The investment objective of the Real Estate Securities Trust was amended and restated as follows:

         "to seek to achieve a combination of long-term capital appreciation and current income."

                  Change to Non-diversified Status

         At a shareholders meeting held December 19, 2001, the shareholders of the Real Estate Securities Trust voted to change the portfolio from a diversified portfolio to a nondiversified portfolio. See "Risks of Investing in Certain Types of Securities" for a definition of a nondiversified portfolio.

MID CAP STOCK TRUST

         The Mid Cap Stock Trust may invest up to 10% of its assets in foreign securities.

DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

         The date of the prospectus is hereby amended to be July 16, 2001.

         The statement of additional information dated July 16, 2001 is incorporated by reference into this Prospectus.

TOTAL ANNUALIZED RETURN FOR CLASS B SHARES

         The performance of Class B Shares is set forth below. The performance for Class B Shares is based on the performance of Class A Shares adjusted to reflect the higher Class B Rule 12b-1 fee.

                           TOTAL ANNUALIZED RETURN(6)

               TRUST PORTFOLIO                                                  SINCE INCEPTION
                                                  ONE YEAR       FIVE YEARS       OR 10 YEARS,      DATE FIRST
                                                    ENDED          ENDED          WHICHEVER IS      AVAILABLE
                                                 12/31/2000      12/31/2000     SHORTER THROUGH
                                                                                   12/31/2000
--------------------------------------------------------------------------------------------------------------
Internet Technologies Trust                          NA              NA             (43.96)%(3)      5/1/2000
Pacific Rim Emerging Markets Trust(1)             (24.63)%        (3.54)%            (2.07)%         10/04/94
Science and Technology Trust                      (34.29)%          N/A              19.78%          01/01/97
International Small Cap Trust                     (29.41)%          N/A              10.01%          03/04/96
Aggressive Growth Trust                             2.64%           N/A               8.95%          01/01/97
Emerging Small Company Trust                       (4.63)%          N/A              17.70%          01/01/97
Small Company Blend Trust                         (20.02)%          N/A               1.54%          05/01/99
Dynamic Growth Trust                                 N/A             NA             (36.38)%(3)      5/1/2000
Mid Cap Stock Trust                                (4.31)%          N/A              (2.27)%         05/01/99
All Cap Growth Trust                              (11.10)%          N/A              15.52%          03/04/96
Overseas Trust                                    (19.00)%         6.41%              6.47%          01/09/95
International Stock Trust                         (16.86)%          N/A               5.59%          01/01/97
International Value Trust                          (6.79)%          N/A              (2.07)%         05/01/99
Capital Appreciation Trust                           N/A            N/A             (12.55)%(4)    11/01/2000
Strategic Opportunities Trust(5)                   (6.70)%         12.99%            14.30%(2)       06/18/85
Global Equity Trust                                11.80%          11.78%            10.82%(2)       03/18/88
Growth Trust                                      (27.54)%          N/A              12.42%          07/15/96
Large Cap Growth Trust                            (14.54)%         11.10%            11.53%(2)       08/03/89
Quantitative Equity Trust                           5.93%          19.84%            16.76%(2)       04/30/87
Blue Chip Growth Trust                             (3.10)%         18.56%            12.94%          12/11/92
Real Estate Securities Trust(1)                    25.27%          8.66%             13.33%(2)       04/30/87
Small Company Value Trust                           5.56%           N/A               0.90%          10/01/97
Value Trust                                        24.14%           N/A               9.42%          01/01/97
Equity Index Trust(1)                              (9.29)%          N/A              17.05%          02/14/96
Tactical Allocation Trust                            N/A             NA              (3.54)%(3)      5/1/2000
Growth & Income Trust                              (7.44)%         17.50%            15.13%          04/23/91
U.S. Large Cap Value Trust                          2.42%           N/A               2.95%          05/01/99
Equity-Income Trust                                12.60%          14.28%            13.56%          02/19/93
Income & Value Trust                                4.57%          10.44%            10.73%(2)       08/03/89
Balanced Trust                                     (9.65)%          N/A               4.29%          01/01/97
High Yield Trust                                   (9.29)%          N/A               2.94%          01/01/97

-------------------------------------------------------------------------------------------------------------
                                                                                SINCE INCEPTION
                                                  ONE YEAR       FIVE YEARS       OR 10 YEARS,
               TRUST PORTFOLIO                      ENDED          ENDED          WHICHEVER IS     DATE FIRST
                                                 12/31/2000      12/31/2000     SHORTER THROUGH    AVAILABLE
                                                                                   12/31/2000
-------------------------------------------------------------------------------------------------------------
Strategic Bond Trust                                6.91%          6.81%             7.55%           02/19/93
Global Bond Trust                                   1.32%          3.15%             6.51%(2)        03/18/88
Total Return Trust                                 10.10%           N/A              5.14%           05/01/99
Investment Quality Bond Trust                       9.02%          5.26%             7.07%(2)        06/18/85
Diversified Bond Trust                              9.93%          7.58%             8.60%(2)        08/03/89
U.S. Government Securities Trust                   10.48%          5.55%             6.72%(2)        03/18/88
Money Market Trust(1)                               5.51%          4.78%             4.33%(2)        06/18/85
Small Cap Index Trust                                N/A             NA             (6.71)%(3)       5/1/2000
International Index Trust                            N/A             NA            (10.16)%(3)       5/1/2000
Mid Cap Index Trust                                  N/A             NA              6.78%(3)        5/1/2000
Total Stock Market Index Trust                       N/A             NA            (10.35)%(3)       5/1/2000
500 Index Trust                                      N/A             NA             (9.89)%(3)       5/1/2000
Lifestyle Aggressive 1000 Trust                    (5.11)%          N/A              6.07%           01/07/97
Lifestyle Growth 820 Trust                         (3.05)%          N/A              8.15%           01/07/97
Lifestyle Balanced 640 Trust                        2.45%           N/A              8.61%           01/07/97
Lifestyle Moderate 460 Trust                        4.26%           N/A              8.89%           01/07/97
Lifestyle Conservative 280 Trust                    7.62%           N/A              8.54%           01/07/97


(1) On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these Trust portfolios is based upon the performance of their respective predecessor Manulife Series Fund, Inc. portfolios for periods prior to December 31, 1996.

(2)      10 Years

(3)      Aggregate Return for the period May 1, 2000 to December 31, 2000.

(4)      Aggregate Return for the period November 1, 2000 to December 31, 2000.

(5) Effective April 30, 2001 Mid Cap Blend Trust changed its name to Strategic Opportunities Trust.

(6) Certain expenses of the portfolios listed below were waived. If such waiver were not in effect, returns would have been lower: Science & Technology, Small Company Value, Blue Chip Growth, Equity-Income, Capital Appreciation, the Lifestyle Trusts, each Index Trust (except the 500 Index Trust).


                 THE DATE OF THIS SUPPLEMENT IS JANUARY 2, 2002